Equity - Profit (loss) per share - Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity.
Profit (loss) for the year (numerators)	$ 839,109,000	$ 417,265,000	$ 39,530,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit per basic share	$ 3.3	$ 1.64	$ 0.16
Profit per diluted shares	$ 3.3	$ 1.64	$ 0.16